FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
The following table represents the fair value hierarchy for those financial assets measured at fair value on a recurring basis

	Fair Value at
	June 30,	Fair Value Measurement Using
	2014	Level 1	Level 2	Level 3
Derivative liability – Conversion Feature	$790,000	-	-	$790,000
	$790,000	-	-	$790,000

	Fair Value at
	December 31,	Fair Value Measurement Using
	2013	Level 1	Level 2	Level 3
Derivative liability – Conversion Feature	$318,000	-	-	$318,000
	$318,000	-	-	$318,000

The following table represents the fair value hierarchy for those financial assets measured at fair value on a recurring basis:

December 31, 2013	Level I	Level II	Level III	Total

Derivative liability			318,000	318,000
Total liabilities	$-	$-	$318,000	$318,000

December 31, 2012	Level I	Level II	Level III	Total

Derivative liability			227,000	227,000
Total liabilities	$-	$-	$227,000	$227,000

Liabilities measured at fair value on a recurring basis using significant unobservable inputs
The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (Derivative liability – Conversion Feature) for the Six months ended June 30, 2014:

June 30,
2014
Balance at December 31, 2013	$318,000
Derivative converted into Equity	(8,000)
Change in fair market value of Conversion Feature	480,000
Balance at June 30, 2014	$790,000

Liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level3):

Derivative Liabilities
January 1, 2013	$(227,000)
Loss on fair market valuation of derivatives	(91,000)
December 31, 2013	$(318,000)